Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Summary of Valuation Assumptions	The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31, 201 8
Expected volatility		56.38%
Weighted average volatility		56.38%
Expected dividends		—
Risk-free rate		3.05%
Contractual term(in years)		10
Enterprise value per ordinary share	US$	0.21

Summary of Stock Option Awards Outstanding	The following table presents a summary of the Company’s stock options activities for the years ended December 31,
2017,
2018 and 2019.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2017	2,950	—	2,950	0.001	—	735
Cancelled	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—
Outstanding at December 31, 2017	2,950	—	2,950	0.001	—	3,031
Outstanding at January 1, 2018	2,950	—	2,950	0.001	—	3,031
Cancelled	(2,950)	—	(2,950)	0.01	—	—
Granted	12,766	500	13,266	0.0001	—	—
Forfeited	(101)	—	(101)	0.0001	—	—
Outstanding at December 31, 2018	12,665	500	13,165	0.0001	3.75	20,514
Exercisable as of December 31, 2018	—	—	—	—	—	—
Outstanding at January 1, 2019	12,665	500	13,165	0.0001	3.75	20,514
Cancelled	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Forfeited	(844)	—	(844)	0.0001	—	—
Outstanding at December 31, 2019	11,821	500	12,321	0.0001	2.75	43,011
Exercisable as of December 31, 2019	—	—	—	—	—	—

Summary of Restricted Shares Activities
The following table sets forth the summary of restricted shares activities:

	Number of Restricted Shares Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	(in thousands) US$
January 1, 2018
Awarded	14,500	0.21
Vested	—	—
Outstanding at December 31, 2018	14,500	0.21
January 1, 2019	14,500	0.21
Awarded	10,428	0.26
Vested	—	—

Outstanding at December 31, 2019	24,928	0.23